Commitments and Contingencies - Schedule of Future Minimum Payments under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 5.3
2016	4.3
2017	3.0
2018	1.3
2019	0.6
Thereafter	2.6
Total future minimum payments under operating leases	$ 17.1